CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Revenues	$ 678,000	$ 1,404,000	$ 3,933,000	$ 4,294,000	$ 5,674,000	$ 2,151,000
Selling, general and administrative expenses	(5,634,000)	(10,904,000)	(25,043,000)	(35,922,000)	(49,157,000)	(38,804,000)
Impairment loss	0	0	(26,171,000)	0
Operating loss	(4,956,000)	(9,500,000)	(47,281,000)	(31,628,000)	(43,483,000)	(36,653,000)
Other (expense) income:
Other income, net	31,000	1,000	34,000	6,000	6,000	348,000
Interest expense, net	(1,083,000)	(935,000)	(2,866,000)	(1,415,000)	(2,050,000)	(2,805,000)
Total other expense	(1,052,000)	(934,000)	(2,832,000)	(1,409,000)	(2,044,000)	(2,457,000)
Net loss before provision for income taxes	(6,008,000)	(10,434,000)	(50,113,000)	(33,037,000)	(45,527,000)	(39,110,000)
Income tax expense	0	0	0	0	0	(6,000)
Net loss from continuing operations					(45,527,000)	(39,116,000)
Net loss from continuing operations	(6,008,000)	(10,434,000)	(50,113,000)	(33,037,000)
Net income (loss) from discontinued operations	3,374,000	(10,177,000)	(6,399,000)	(27,407,000)	(33,012,000)	(29,320,000)
Net loss					(78,539,000)	(68,436,000)
Net loss	(2,634,000)	(20,611,000)	(56,512,000)	(60,444,000)
Accretion of Convertible Redeemable Preferred Stock	74,000	45,000	222,000	16,000	135,000	352,000
Undeclared Series C Convertible Redeemable Preferred Stock Dividend	(303,000)	(127,000)	(916,000)	(37,000)	(468,000)	0
Less: Net loss attributable to non-controlling interest	557,000	0	1,246,000	0
Net income (loss) attributable to Function(x) Inc. common stockholders	$ (2,306,000)	$ (20,693,000)	$ (55,960,000)	$ (60,465,000)	$ (78,872,000)	$ (68,084,000)
Net income (loss) per common share - basic and diluted:
Net loss per common share - continuing operations, basic and diluted: (in dollars per share)	$ (0.17)	$ (0.63)	$ (1.73)	$ (2.05)	$ (2.74)	$ (11.97)
Net loss per common share - discontinued operations, basic and diluted (in dollars per share)	0.10	(0.61)	(0.22)	(1.70)	(1.97)	(9.05)
Net loss per share attributable to DraftDay Fantasy Sports, Inc. common stockholders - basic and diluted (in dollars per share)	$ (0.07)	$ (1.24)	$ (1.96)	$ (3.75)	$ (4.71)	$ (21.02)
Weighted average common shares outstanding - basic and diluted (shares)	34,132,643	16,628,988	28,595,321	16,133,970	16,741,855	3,239,598